INCOME TAXES	12 Months Ended
Oct. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Under the provisions of ASC 740, a deferred tax asset or liability (net of a valuation allowance) is provided in the financial statements by applying the provisions of applicable laws to measure the deferred tax consequences of temporary differences that will result in taxable or deductible amounts in future years as a result of events recognized in the financial statements in the current or ensuing years.

The Company has not recorded an income tax expense. The Company has a net operating loss and has provided a valuation allowance against net deferred tax assets due to uncertainties regarding the Company’s ability to realize these assets.

Significant components of the Company’s net deferred tax assets for federal and state income taxes at October 31, 2022 and 2021 consist of the following:

	Years Ended October 31,
	2022	2021

Net operating loss carryforward	$2,163,000	$1,308,000
Stock compensation	1,258,000	697,000
Basis of shares in subsidiary	445,000	345,000
Capitalized intangible costs	(253,000)	(351,000)
Accruals and reserves	94,000	(27,000)
Deferred tax assets	3,707,000	1,972,000
Valuation allowance	(3,707,000)	(1,972,000)

Effective income tax asset	$–	$–

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

As of October 31, 2022 and 2021, the Company has net operating loss carry forwards of approximately $8,465,000 and $4,581,000, respectively, available to reduce future taxable income, if any, for both Federal and Colorado state income tax purposes. The net operating loss carry forwards generated from tax years ending after December 31, 2017 will not expire. Net operating loss carry forwards generated from tax years ending before January 1, 2018 expire after 20 years. Valuation allowances have been reserved, where necessary. The net valuation allowance increased by $1,735,000 for the period ended October 31, 2022.

The valuation allowance is evaluated at the end of each year, considering positive and negative evidence about whether the asset will be realized. At that time, the allowance will either be increased or reduced; reduction could result in the complete elimination of the allowance if positive evidence indicates that the value of the deferred tax asset is no longer impaired, and the allowance is no longer required.